Retail | Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Investment Objective
The Fund seeks to provide a higher level of current income than shorter-term bonds, but with less share-price fluctuation than longer-term bonds. The income is expected to be exempt from both federal and California personal income taxes. The Fund is intended for California residents only.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Retail - Vanguard California Intermediate-Term Tax-Exempt Fund - USD ($)		Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases		none	none
Purchase Fee		none	none
Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		none	none
Account Service Fee (for certain fund account balances below $10,000)	[1]	$ 20	$ 20
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail - Vanguard California Intermediate-Term Tax-Exempt Fund	Investor Shares	Admiral Shares
Management Fees	0.16%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.01%
Total Annual Fund Operating Expenses	0.19%	0.09%

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retail - Vanguard California Intermediate-Term Tax-Exempt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	19	61	107	243
Admiral Shares	9	29	51	115

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in high-quality municipal bonds issued by California state and local governments, as well as by regional governmental and public financing authorities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities whose income is exempt from federal and California state taxes. Although the Fund has no limitations on the maturities of individual securities, its dollar-weighted average maturity is expected to be between 6 and 12 years.
Principal Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• State-specific risk, which is the chance that developments in California, such as tax, legislative, or political changes, will adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market.

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. Call risk is generally moderate for intermediate-term bond funds.

• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. Extension risk is generally moderate for intermediate-term bond funds.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be relatively low for the Fund because it invests primarily in bonds that are considered to be of high quality.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund’s monthly income to fluctuate accordingly.

• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally moderate for intermediate-term bond funds.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

• Tax risk, which is the chance that all or a portion of the tax-exempt income from municipal bonds held by the Fund will be declared taxable, possibly with retroactive effect, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard California Intermediate-Term Tax-Exempt Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.14% (quarter ended September 30, 2009), and the lowest return for a quarter was –4.08% (quarter ended December 31, 2010).
Average Annual Total Returns for Periods Ended December 31, 2016
Average Annual Total Returns - Retail - Vanguard California Intermediate-Term Tax-Exempt Fund	1 Year	5 Years	10 Years
Investor Shares	(0.18%)	3.30%	3.93%
Investor Shares | Return After Taxes on Distributions	(0.18%)	3.30%	3.93%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	1.03%	3.25%	3.84%
Admiral Shares	(0.08%)	3.39%	4.02%
Bloomberg Barclays Municipal California Intermediate Bond Index (reflects no deduction for fees, expenses, or taxes)	(0.74%)	2.74%	4.49%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.